Stock Options (Details 3)	12 Months Ended
Oct. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number granted	3,085,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	500,000
Vesting terms	½ on grant date, ½ on first anniversary of grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	1,000,000
Vesting terms	½ on grant date, ½ seven months after grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted	500,000
Vesting terms	½ six months after grant date, ½ on first anniversary of grant date
Options Three [Member]
IfrsStatementLineItems [Line Items]
Number granted	450,000
Vesting terms	⅓ on each anniversary of grant date
Options Four [Member]
IfrsStatementLineItems [Line Items]
Number granted	400,000
Vesting terms	½ on first anniversary of grant date, ½ of anniversary of grant date
Options Five [Member]
IfrsStatementLineItems [Line Items]
Number granted	235,000
Vesting terms	On first anniversary of grant date